Note 20 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of the components of cash and cash equivalents [text block]
	2020	2019	January 1, 2019

Bank balances	19,092	9,383	11,187
Cash and cash equivalents in the statement of financial position	19,092	9,383	11,187
Bank overdrafts used for cash management purposes	–	(490)	–
Net cash and cash equivalents at year end	19,092	8,893	11,187

Summary quantitative data about entity's exposure to risk [text block]
	Denomination RTGS$	Interest rate
Overdraft facilities
Stanbic Bank	15,000,000	55%
First Capital Bank	10,000,000	55%